Schedule of Share Purchase Warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Number of Shares Issuable		17,500,000
$U.S. Exercise Price		$ 0.001	$ 0.057
January 29, 2014 [Member]
Number of Shares Issuable	[1]	7,500,000
$U.S. Exercise Price	[1]	$ 0.063
Exercise Period (months)	[1]	24 months
Remaining Contractual Life (months)	[1]	1 month
February 20, 2014 [Member]
Number of Shares Issuable	[2]	1,000,000
$U.S. Exercise Price	[2]	$ 0.090
Exercise Period (months)	[2]	24 months
Remaining Contractual Life (months)	[2]	2 months
August 27, 2014 [Member]
Number of Shares Issuable	[3]	1,500,000
$U.S. Exercise Price	[3]	$ 0.070
Exercise Period (months)	[3]	24 months
Remaining Contractual Life (months)	[3]	8 months
October 3, 2014 [Member]
Number of Shares Issuable	[4]	7,500,000
$U.S. Exercise Price	[4]	$ 0.083
Exercise Period (months)	[4]	24 months
Remaining Contractual Life (months)	[4]	16 months

[1]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.07 for one share and converted at day of issue.
[2]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.
[3]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.075 for one share and converted at day of issue.
[4]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.